Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair value of short-term and long-term debt, including current maturities	$ 4,700	$ 4,440